Expense Example - Symmetry Panoramic Sector Momentum ETF - Symmetry Panoramic Sector Momentum ETF, Symmetry Panoramic Sector Momentum ETF	Sep. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	$ 202